FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of September 30, 2019 and December 31, 2018 are as follows:

		September 30, 2019		December 31, 2018
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	51,961	51,961	96,648	96,648
Restricted cash and short-term deposits	Level 1	178,697	178,697	172,444	172,444
2015 and 2017 Norwegian Bonds (1)	Level 1	(400,000)	(399,863)	(400,000)	(396,843)
Short and long-term debt — floating (2)	Level 2	(844,247)	(844,247)	(883,100)	(883,100)
Obligation under capital lease (2)	Level 2	(114,230)	(114,230)	(119,683)	(119,683)

Derivatives:
Interest rate swaps asset (3)	Level 2	1,646	1,646	17,617	17,617
Interest rate swaps liability (3)	Level 2	(46,618)	(46,618)	(8,753)	(8,753)

(1) This pertains to the 2015 and 2017 Norwegian bonds with a carrying value of $400.0 million as of September 30, 2019 (December 31, 2018: $400.0 million), which are included under long-term debt on the balance sheet. The fair value of the bonds as of September 30, 2019 was $399.9 million (December 31, 2018: $396.8 million), which is 99.97% of their face value (December 31, 2018: 99.21%).

(2) Our short-term and long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. The long-term debt is presented gross of deferred financing cost of $7.2 million as of September 30, 2019 (December 31, 2018: $10.8 million).

(3)  Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

Offsetting Assets	However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of September 30, 2019 and December 31, 2018 would be adjusted as detailed in the following table:

	September 30, 2019			December 31, 2018
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,646	(1,322)	324	17,617	(3,281)	14,336
Total liability derivatives	(46,618)	1,322	(45,296)	(8,753)	3,281	(5,472)

Offsetting Liabilities	However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of September 30, 2019 and December 31, 2018 would be adjusted as detailed in the following table:

	September 30, 2019			December 31, 2018
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,646	(1,322)	324	17,617	(3,281)	14,336
Total liability derivatives	(46,618)	1,322	(45,296)	(8,753)	3,281	(5,472)

Interest Rate Swap Transactions
As of September 30, 2019, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional amount	Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,722,957	2019	to	2026	1.07%	to	2.90%